UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      November 14, 2012
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:   $739,762 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               Common           022098103    92972  2784426 SH       SOLE                  2784426        0        0
Berkshire Hathaway Inc Del     Cl B New         084670702   105661  1197967 SH       SOLE                  1197967        0        0
Canadian Natural Resource Ltd  Common           136385101    78108  2531734 SH       SOLE                  2531734        0        0
Coca Cola Company              Common           191216100    47939  1263869 SH       SOLE                  1263869        0        0
Consolidated Tomoka Land Co    Common           210226106    50752  1543075 SH       SOLE                  1543075        0        0
Franklin Resources Inc         Common           354613101    92445   739145 SH       SOLE                   739145        0        0
Google Inc                     Cl A             38259P508    28171    37337 SH       SOLE                    37337        0        0
MasterCard Inc                 Cl A             57636Q104    71664   158731 SH       SOLE                   158731        0        0
McDonalds Corp                 Common           580135101    13690   149215 SH       SOLE                   149215        0        0
Norfolk Southern Corp          Common           655844108    11975   188200 SH       SOLE                   188200        0        0
Philip Morris Intl Inc         Common           718172109    82757   920134 SH       SOLE                   920134        0        0
Reynolds American Inc          Common           761713106    63628  1468114 SH       SOLE                  1468114        0        0

